Share Based Payment	12 Months Ended
Dec. 31, 2025
Share Based Payment [Abstract]
SHARE BASED PAYMENT

NOTE 11 - SHARE BASED PAYMENT:

The Company maintains a share-based payment plan for employees, directors and consultants (the “Plan”). According to the Plan, the Company can grant options and RSUs. The options and the RSUs usually vest over a period of up to 3 years, and the option term typically ranges from 3 to 7 years. Nevertheless, the Board of Directors is qualified to resolve different vesting terms. Below is a summary of the Company’s share option and RSUs grants activity during the years 2025, 2024 and 2023:

Date of grant	Amount	Exercise price ($) (*)	Fair value at the date of grant (U.S. dollars in thousands)	Volatility	Risk-free interest rate	Contractual term (in years)
2025
Options
March 19, 2025	5,004	-	4	-	-	7
August 7, 2025	49,321	-	45	-	-	3
November 25, 2025	35,083	-	50	-	-	3
	89,408
RSUs
March 19, 2025	286,116	-	238	-	-
May 28, 2025	311,052	-	259	-	-
June 19, 2025(**)	700,008	-	796	-	-
June 19, 2025 (***)	399,996		601
August 7, 2025	305,052	-	458	-	-
November 25, 2025	456,084	-	528	-	-
December 23, 2025	395,028	-	299	-	-
	2,853,336
2024
Options
January 1, 2024	100,000	0.00-0.49	63	0%-80.00%	3.59%	3-7
March 13, 2024	45,012	0.00-1.24	59	0%-86.21%	3.89%	2-7
July 16, 2024	100,000	-	287	-	-	5
September 25, 2024	660,024	-	783	-	-	3-7
	905,036
RSUs
January 1, 2024	50,000	-	39	-	-
March 13, 2024	190,044	-	347	-	-
July 16, 2024	55,020	-	158	-	-
September 9, 2024	199,992	-	210	-	-
September 25, 2024	1,750,152	-	2,078	-	-
November 24, 2024	152,040	-	226	-	-
	2,397,248
2023
Options
April 20, 2023	100,000	0.23	10	79.84%	4.14%	2
May 18, 2023	30,000	0.24	3	89.91%	3.94%	10
November 27, 2023	1,343,748	0.00-0.49	414	91.46%	4.17%	7
	1,473,748
RSUs
July 19, 2023	100,000	-	26	-	-
September 13, 2023	650,000	-	209	-	-
November 27, 2023	925,572	-	494	-	-
	1,675,572

(*)	Translated from NIS based on the U.S. dollars/NIS exchange rate as of December 31, 2025.
(**)	Granted to directors and key management personnel.

(***)	Granted to the CEO and approved by the Company’s shareholders on August 7, 2025.

The fair value of the options was determined using the binomial model. Volatility is based on volatility data of the traded share price of the Company. The early exercise multiple used for the fair value calculations for grants during 2024 and 2023 is 2.5 for each offeree. The fair value of RSUs and options with a zero-exercise price was estimated based on the share price on the grant date.

Movement in the number of share options and RSUs outstanding and their related weighted average exercise prices are as follows:

Options

	2025		2024		2023
	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)
Outstanding at beginning of year:	4,832,966	0.47	7,136,720	0.67	7,001,800	0.88
Granted	89,408	-	905,036	0.06	1,473,748	0.34
Exercised	(424,562)	0.30	(2,917,879)	1.23	(224,463)	0.10
Forfeited	(118,759)	0.23	(262,845)	0.42	(768,269)	0.56
Expired	(11,250)	1.24	(28,066)	0.67	(346,096)	1.08
Outstanding at end of year	4,367,803	0.48	4,832,966	0.47	7,136,720	0.67
Exercisable at end of year	3,688,224	0.54	2,548,439	0.66	3,605,391	1.09

RSUs

	2025	2024
	Number of RSUs	Number of RSUs
Outstanding at beginning of year:	3,284,742	1,675,572
Granted	2,853,336	2,397,248
Vested	(1,274,687)	(508,898)
Forfeited	(228,004)	(279,180)
Outstanding at end of year	4,635,387	3,284,742

The following table summarizes information about exercise price and the remaining contractual life of options outstanding at the end of 2025, 2024 and 2023:

	2025		2024		2023
Exercise prices ($)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)
0.00	986,731	1.73-6.21	1,059,009	1.20-6.73	972,728	0.15-6.91
0.21-1.09	2,737,975	0.08-7.38	3,119,610	0.03-8.38	3,783,920	6.91-9.39
1.23-1.77	643,097	4.58-5.65	654,347	0.25-6.65	2,380,072	0.65-7.72
	4,367,803		4,832,966		7,136,720

Shares issuance

During the year ended December 31, 2025, 424,562 options were exercised into 424,562 ordinary shares for total consideration of $147 thousand, and 1,274,687 vested RSUs were issued into 1,274,687 ordinary shares.

During the year ended December 31, 2024, 2,917,879 options were exercised into 2,917,879 ordinary shares for total consideration of $3,200 thousand, and 508,898 vested RSUs were issued into 508,898 ordinary shares.

During the year ended December 31, 2023, 224,463 options were exercised into 224,463 ordinary shares for total consideration of $23 thousand.

Expenses recognized in the financial statements

The costs which were recognized in the Company’s financial statements in respect of services received from its employees and consultants are presented in the table below:

	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
Share-based payment plans	3,445	2,017	933

The plans are intended to be governed under rules set for that purpose in the Plan. The exercise prices of the options that are exercisable into shares as of December 31, 2025, range between $0.00 to $1.77.